INCOME TAXES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		37 Months Ended	46 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Current (benefit)/liability
Deferred provision
Net income tax provision